Financial Risk Management - Schedule of Capital Objectives-Related Information (Detail) - SEK (kr) kr in Billions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Capital Objectives Related Information [Line Items]
Free cash ﬂow before M&A	kr 32.1	kr 22.3
Positive net cash	kr 65.8	kr 41.9
Moody's [member]
Disclosure Of Capital Objectives Related Information [Line Items]
Credit rating	Ba1, stable	Ba1, stable
Standard and Poor's [member]
Disclosure Of Capital Objectives Related Information [Line Items]
Credit rating	BBB-, stable	BBB-, stable
Fitch [member]
Disclosure Of Capital Objectives Related Information [Line Items]
Credit rating	BBB-, stable	BBB-, stable